Share Capital - Restricted stock, restricted stock units and performance units (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Minimum
Summary of awards:
Vesting period required	3 years
Maximum
Summary of awards:
Vesting period required	4 years
Restricted stock awards
Summary of awards:
Granted (in Shares)	181	325	49
Weighted average grant date fair value (per share)	$ 29.44	$ 20.92	$ 23.33
Aggregate grant date fair value	$ 5,325,000	$ 6,811,000	$ 1,140,000
Compensation expense	4,419,000	5,399,000	7,101,000
Estimated tax benefit (charge)	1,047,000	1,113,000	1,546,000
Total unrecognized stock based compensation expense	6,600,000
Period for recognition of unrecognized expense	1 year 6 months
Award activity:
Unvested at beginning of period, shares	550
Granted, shares	181	325	49
Vested, shares	(134)
Forfeited, shares	(4)
Unvested at end of period, shares	593	550
Unvested at beginning of period, weighted average grant date fair value	$ 33.34
Granted, weighted average grant date fair value	$ 29.44
Vested, weighted average grant date fair value	$ 25.27
Forfeited, weighted average grant date fair value	$ 42.48
Unvested at end of period, weighted average grant date fair value	$ 33.92	$ 33.34
Restricted stock units
Summary of awards:
Granted (in Shares)	1,803	1,312	1,318
Aggregate grant date fair value	51,829,000	27,194,000	30,027,000
Compensation expense	32,874,000	24,451,000	15,033,000
Estimated tax benefit (charge)	8,813,000	6,501,000	3,998,000
Total unrecognized stock based compensation expense	48,800,000
Period for recognition of unrecognized expense	1 year 4 months 24 days
Vesting period required	3 years
Award activity:
Unvested at beginning of period, shares	2,446
Granted, shares	1,803	1,312	1,318
Vested, shares	(1,187)
Forfeited, shares	(131)
Unvested at end of period, shares	2,931	2,446
Unvested at beginning of period, weighted average grant date fair value	$ 21.04
Granted, weighted average grant date fair value	$ 28.75
Vested, weighted average grant date fair value	$ 20.75
Forfeited, weighted average grant date fair value	$ 23.95
Unvested at end of period, weighted average grant date fair value	$ 25.77	$ 21.04
Performance units
Summary of awards:
Granted (in Shares)	656	1,527	1,289
Potential maximum share payout	1,312	3,054	2,578
Aggregate grant date fair value	17,753,000	29,537,000	28,544,000
Compensation expense	1,041,000	9,919,000	7,242,000
Estimated tax benefit (charge)	(176,000)	1,943,000	1,419,000
Total unrecognized stock based compensation expense	$ 19,000,000
Period for recognition of unrecognized expense	1 year 10 months 24 days
Vesting period required	3 years
Award activity:
Unvested at beginning of period, shares	2,556
Granted, shares	656	1,527	1,289
Vested, shares	(291)
Forfeited, shares	(79)
Performance driven reduction, shares	(1,155)
Unvested at end of period, shares	1,687	2,556
Unvested at beginning of period, weighted average grant date fair value	$ 20.07
Granted, weighted average grant date fair value	$ 27.05
Vested, weighted average grant date fair value	$ 17.20
Forfeited, weighted average grant date fair value	$ 21.97
Performance driven reduction, weighted average grant date fair value	$ 20.36
Unvested at end of period, weighted average grant date fair value	$ 22.99	$ 20.07
Performance units | Minimum
Summary of awards:
Final payout percentage	0.00%
Performance units | Maximum
Summary of awards:
Final payout percentage	200.00%